Loans and Borrowings - Summary of Other Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Liability	€ 18,165	€ 9,104		€ 8,812
Other current loans and borrowings	3,226	1,848	[1]	1,834	[1]
Other non-current loans and borrowings	14,939	7,255	[1]	6,978	[1]
Refundable and Conditional advances
Disclosure Of Detailed Information About Borrowings [Line Items]
Liability	3,229	3,229		3,407
Other current loans and borrowings				178
Other non-current loans and borrowings	3,229	3,229		3,229
Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Liability	2,645	3,964		3,488
Other current loans and borrowings	1,105	1,319		1,209
Other non-current loans and borrowings	1,540	2,645		2,279
Obligations Under Leases
Disclosure Of Detailed Information About Borrowings [Line Items]
Liability	12,281	1,900		1,890
Other current loans and borrowings	2,112	520		420
Other non-current loans and borrowings	10,169	1,381		1,469
Accrued Interests
Disclosure Of Detailed Information About Borrowings [Line Items]
Liability	1	3		3
Other current loans and borrowings	1	3		3
Other Financial Loans and Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Liability	7	7		24
Other current loans and borrowings	€ 7	€ 7		€ 24

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.